State Street International Stock Selection Fund Investment Objectives and Goals - State Street International Stock Selection Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street InternationalStock Selection Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.